UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21622

Thrivent Financial Securities Lending Trust

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

Rebecca A. Paulzine

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-5168

Date of fiscal year end: October 31

Date of reporting period: October 31, 2010

Item 1.	Report to Stockholders

Annual Report

OCTOBER 31, 2010

Thrivent Financial

Securities Lending Trust

THRIVENT FINANCIAL SECURITIES LENDING TRUST

William D. Stouten, Portfolio Manager

The Thrivent Financial Securities Lending Trust seeks to maximize current income to the extent consistent with the preservation of capital and liquidity, and to maintain a stable $1.00 per share net asset value by investing in dollar-denominated securities with a remaining maturity of 397 days or less.

The Thrivent Financial Securities Lending Trust was dramatically downsized during the market turmoil in the fall of 2008. Lower demand for borrowing securities combined with the low-yield environment has kept balances relatively low. The primary challenge in managing the Trust is the low-yield environment. Low yields and less demand to borrow securities have resulted in compressed spreads and lower profitability throughout the securities lending industry. The low-yield, low-demand environment is expected to persist at least through 2010, and potentially much longer. Therefore, securities lending activity is also likely to remain subdued. Because the Trust has always been managed conservatively, complying with the new Rule 2a-7 requirements has not led to material changes in the structure of the portfolio. Liquidity and credit quality remain strong, with 42% of the portfolio invested in direct U.S. government obligations or U.S. government-supported securities as of October 31, 2010. The combination of government securities and a short weighted-average maturity provide significant liquidity that would be available in times of volatility. As in any interest rate environment, we will maintain a defensive portfolio stance that maximizes safety and liquidity.

Portfolio Composition

(% of Portfolio)

Thrivent Financial Securities Lending Trust

As of October 31, 2010*

7-Day Yield	0.21%
7-Day Yield Gross of Waivers	0.18%
7-Day Effective Yield	0.21%
7-Day Effective Yield Gross of Waivers	0.18%

Average Annual Total Returns**

For the Period Ended October 31, 2010	1-Year	5-Year	Since Inception, 9/16/2004
Total Return	0.22%	2.92%	2.90%

*	Seven-day yields of the Thrivent Financial Securities Lending Trust refer to the income generated by an investment in the Trust over a specified seven-day period. Effective yields reflect the reinvestment of income. A yield gross of waivers represents what the yield would have been if the investment Adviser, Thrivent Financial for Lutherans, were not waiving or reimbursing certain expenses. Refer to the expense table in the prospectus for details. Yields are subject to daily fluctuation and should not be considered an indication of future results.
**	Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.

Past performance is not an indication of future results. Current performance may be lower or higher than the performance data quoted. Total investment return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the Trust, which investors should read and consider carefully before investing.

An investment in the Trust is not insured or guaranteed by the FDIC or any other government agency. Although the Trust seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Trust.

Shareholder Expense Example

(Unaudited)

As a shareholder of the Trust, you incur ongoing costs, including management fees and other Trust expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2010 through October 31, 2010.

Actual Expenses

In the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

In the table below, the second line provides information about hypothetical account values and hypothetical expenses based on the Trust’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Trust’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical example that appears in the shareholder reports of the other funds.

	Beginning Account Value 5/1/2010	Ending Account Value 10/31/2010	Expenses Paid During Period 5/1/2010 - 10/31/2010*	Annualized Expense Ratio
Thrivent Financial Securities Lending Trust
Actual	$1,000	$1,001	$0.25	0.05%
Hypothetical**	$1,000	$1,025	$0.26	0.05%

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.
**	Assuming 5% total return before expenses.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Trustees of the Thrivent Financial Securities Lending Trust:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Thrivent Financial Securities Lending Trust (the “Trust”) at October 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2010 by correspondence with the custodian, provides a reasonable basis for our opinion.

December 16, 2010

PricewaterhouseCoopers LLP, Suite 1400, 225 South Sixth Street, Minneapolis, MN 55402

T: (612) 596 6000, F: (612) 373 7160, www.pwc.com/us

Thrivent Financial Securities Lending Trust

Schedule of Investments as of October 31, 2010

Principal Amount	Asset Backed Commercial Paper (24.2%)[a]	Value
	Bryant Park Funding, LLC
$12,722,000	0.240%, 11/9/2010[b]	$12,721,321
	Chariot Funding, LLC
10,000,000	0.230%, 11/5/2010[b]	9,999,744
10,000,000	0.230%, 11/9/2010[b]	9,999,489
3,500,000	0.250%, 11/16/2010[b]	3,499,635
10,000,000	0.230%, 11/26/2010[b]	9,998,403
	Falcon Asset Securitization Corporation, LLC
5,000,000	0.240%, 11/4/2010[b]	4,999,900
7,400,000	0.290%, 2/14/2011[b]	7,393,741
	Jupiter Securitization Corporation
10,000,000	0.240%, 11/12/2010[b]	9,999,267
	Liberty Street Funding, LLC
10,000,000	0.240%, 11/18/2010[b]	9,998,867
10,000,000	0.240%, 11/29/2010[b]	9,998,133
9,000,000	0.280%, 12/15/2010[b]	8,996,920
	Nieuw Amsterdam Receivables Corporation
15,000,000	0.250%, 11/22/2010[b]	14,997,813
	Old Line Funding, LLC
9,000,000	0.260%, 12/8/2010[b]	8,997,595
3,500,000	0.270%, 1/20/2011[b]	3,497,900
	Straight-A Funding, LLC
10,000,000	0.250%, 12/15/2010	9,996,944
10,000,000	0.260%, 12/17/2010	9,996,678
7,400,000	0.260%, 12/21/2010	7,397,328
10,000,000	0.260%, 1/25/2011	9,993,861
	Thunder Bay Funding, Inc.
5,200,000	0.250%, 11/8/2010[b]	5,199,747
10,000,000	0.230%, 11/17/2010[b]	9,998,978
10,000,000	0.230%, 11/18/2010[b]	9,998,914

	Total Asset Backed Commercial Paper	187,681,178

Principal Amount	Financial Company Commercial Paper (15.8%)[a]	Value
	Bank of America NA
10,000,000	0.470%, 12/23/2010[b,c]	10,001,494
	BNP Paribas
31,845,000	0.200%, 11/2/2010	31,845,000
	General Electric Capital Corporation
9,420,000	0.603%, 12/1/2010	9,456,452
7,200,000	0.530%, 2/16/2011	7,188,658
	Royal Bank of Canada
8,500,000	0.430%, 11/22/2010[c]	8,500,000
5,400,000	0.256%, 12/9/2010[c]	5,400,000
	Svenska Handelsbanken AB
5,000,000	0.448%, 2/9/2011[c,d]	5,000,026
	Svenska Handelsbanken, Inc.
30,000,000	0.200%, 11/2/2010	30,000,000
	Toronto-Dominion Holdings USA, Inc.
8,000,000	0.220%, 12/28/2010[b]	7,997,213

Principal Amount	Financial Company Commercial Paper (15.8%)[a]	Value
	Variable Funding Capital Company, LLC
$8,000,000	0.270%, 11/16/2010[b]	$7,999,100

	Total Financial Company Commercial Paper	123,387,943

Principal Amount	Government Agency Debt (35.9%)[a]	Value
	Eksportfinans ASA
1,860,000	0.230%, 11/1/2010	1,860,000
	Federal Agricultural Mortgage Corporation
15,000,000	0.190%, 11/19/2010	14,998,575
	Federal Home Loan Bank Discount Notes
10,000,000	0.180%, 1/19/2011	9,996,050
10,000,000	0.180%, 1/21/2011	9,995,950
10,000,000	0.180%, 2/25/2011	9,994,200
	Federal Home Loan Banks
2,175,000	0.255%, 12/10/2010	2,185,576
30,000,000	0.196%, 5/2/2011[c]	29,984,908
10,000,000	0.270%, 5/27/2011[c]	10,000,000
5,000,000	0.176%, 8/26/2011[c]	4,997,934
15,000,000	0.206%, 9/15/2011[c]	14,996,710
9,000,000	0.270%, 9/20/2011[c]	9,000,000
10,000,000	0.330%, 3/20/2012[c]	9,998,600
	Federal Home Loan Mortgage Corporation
6,000,000	0.247%, 12/16/2010	6,031,860
10,780,000	0.216%, 9/19/2011[c]	10,775,100
8,000,000	0.330%, 11/7/2011[c]	7,997,946
7,000,000	0.206%, 12/21/2011[c]	6,995,956
7,000,000	0.190%, 1/13/2012[c]	6,991,494
7,500,000	0.190%, 1/25/2012[c]	7,478,418
	Federal Home Loan Mortgage Corporation Discount Notes
5,000,000	0.210%, 12/8/2010	4,998,921
20,000,000	0.190%, 12/22/2010	19,994,617
9,701,000	0.190%, 12/27/2010	9,698,133
10,000,000	0.180%, 12/31/2010	9,997,000
13,775,000	0.200%, 2/14/2011	13,766,965
	Federal National Mortgage Association
6,500,000	0.216%, 9/19/2011[c]	6,497,091
8,000,000	0.430%, 9/13/2012[c]	8,002,995
8,000,000	0.286%, 9/17/2012[c]	8,000,000
5,000,000	0.286%, 10/18/2012[c]	4,998,011
	Overseas Private Investment Corporation
4,482,758	0.240%, 3/15/2017[b],[c]	4,482,758
9,473,684	0.240%, 3/15/2024[b],[c]	9,473,684
5,785,177	0.240%, 3/15/2024[b],[c]	5,785,177

	Total Government Agency Debt	279,974,629

Shares	Investment Company (5.5%)	Value
	AIM Investments Institutional Government and Agency Portfolio
130,000	0.090%	130,000
	BlackRock Cash Funds
20,002,000	0.230%	20,002,000

The accompanying Notes to the Financial Statements are an integral part of this schedule.

4

Thrivent Financial Securities Lending Trust

Schedule of Investments as of October 31, 2010

Shares	Investment Company (5.5%)	Value
	DWS Money Market Series
22,206,000	0.190%	$22,206,000
	Morgan Stanley Institutional Liquidity Funds
741,000	0.190%	741,000

	Total Investment Company	43,079,000

Principal Amount	Other Commercial Paper (10.7%)[a]	Value
	ENI Coordination Center SA
$10,000,000	0.240%, 11/5/2010[b]	9,999,733
	ENI Finance USA, Inc.
5,645,000	0.230%, 11/1/2010[b]	5,645,000
	Nestle Finance International, Ltd.
10,000,000	0.200%, 12/13/2010[b]	9,997,667
	Northwestern University
8,000,000	0.220%, 11/3/2010	7,999,902
	Private Export Funding Corporation
10,000,000	0.230%, 11/8/2010	9,999,553
10,000,000	0.240%, 11/15/2010	9,999,067
	Total Capital Canada, Ltd.
7,000,000	0.250%, 12/8/2010[b]	6,998,202
	Toyota Credit Canada, Inc.
8,000,000	0.300%, 12/15/2010	7,997,067
	Wal-Mart Funding Corporation
15,000,000	0.250%, 11/10/2010[b]	14,999,062

	Total Other Commercial Paper	83,635,253

Principal Amount	Other Municipal Debt (2.6%)[a]	Value
	Alaska Housing Finance Corporation
10,550,000	0.350%, 11/4/2010	10,549,692
	Texas Public Finance Authority
9,125,000	0.320%, 12/6/2010[b]	9,125,000

	Total Other Municipal Debt	19,674,692

Principal Amount	Variable Rate Demand Note (5.3%)[a]	Value
	Denver, Colorado Airport System Revenue Bonds
8,000,000	0.260%, 11/15/2022[b,c]	8,000,000
	Illinois Finance Authority Multifamily Housing Revenue Bonds (Villagebrook Apartments)
5,510,000	0.350%, 5/1/2035[b,c]	5,510,000
	Oregon Health and Science University Revenue Bonds
5,675,000	0.270%, 7/1/2027[b,c]	5,675,000
	St. Cloud, Minnesota Health Care Refunding Revenue Bonds (CentraCare Health System)
5,935,000	0.240%, 5/1/2042[b,c]	5,935,000

Principal Amount	Variable Rate Demand Note (5.3%)[a]	Value
	Wisconsin Health and Educational Facilities Authority Revenue Bonds (Fort Healthcare, Inc.)
$16,615,000	0.310%, 5/1/2037[b,c]	$16,615,000

	Total Variable Rate Demand Note	41,735,000

	Total Investments (at amortized cost) 100.0%	$779,167,695

	Other Assets and Liabilities, Net <0.1%	233,068

	Total Net Assets 100.0%	$779,400,763

a	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
b	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank or institution.
c	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of October 31, 2010.
d	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of October 31, 2010, the value of these investments was $5,000,026 or 0.6% of total net assets.

Cost for federal income tax purposes	$779,167,695

The accompanying Notes to the Financial Statements are an integral part of this schedule.

5

Thrivent Financial Securities Lending Trust

Schedule of Investments as of October 31, 2010

Fair Valuation Measurements

The following table is a summary of the inputs used, as of October 31, 2010, in valuing Securities Lending Trust’s assets carried at fair value or amortized cost, which approximates fair value, as discussed in the Notes to Financial Statements.

Investments in Securities	Total	Level 1	Level 2	Level 3
Asset Backed Commercial Paper	187,681,178	–	187,681,178	–
Financial Company Commercial Paper	123,387,943	–	123,387,943	–
Government Agency Debt	279,974,629	–	279,974,629	–
Investment Company	43,079,000	43,079,000	–	–
Other Commercial Paper	83,635,253	–	83,635,253	–
Other Municipal Debt	19,674,692	–	19,674,692	–
Variable Rate Demand Note	41,735,000	–	41,735,000	–

Total	$779,167,695	$43,079,000	$736,088,695	$–

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Financial Securities Lending Trust

Statement of Assets and Liabilities

As of October 31, 2010	Securities Lending Trust

Assets
Investments at cost	$779,167,695
Investments in securities at market value	779,167,695
Investments at Market Value	779,167,695	[a]
Cash	4,410
Dividends and interest receivable	419,190
Prepaid expenses	3,401
Total Assets	779,594,696

Liabilities
Distributions payable	136,361
Accrued expenses	40,374
Payable to affiliate	17,198
Total Liabilities	193,933

Net Assets
Capital stock (beneficial interest)	779,395,548
Accumulated undistributed net realized gain/(loss)	5,215
Total Net Assets	$779,400,763
Shares of beneficial interest outstanding	779,395,548
Net asset value per share	$1.00

a	Securities held by the Trust are valued on the basis of amortized cost, which approximates market value.

The accompanying Notes to the Financial Statements are an integral part of this schedule.

Thrivent Financial Securities Lending

Trust Statement of Operations

For the year ended October 31, 2010	Securities Lending Trust
Investment Income
Dividends	$82,675
Interest	1,930,553
Total Investment Income	2,013,228

Expenses
Adviser fees	342,288
Administrative service fees	89,759
Audit and legal fees	30,278
Custody fees	45,967
Insurance expenses	11,575
Printing and postage expenses	7,651
Transfer agent fees	41,497
Trustees’ fees	4,849
Other expenses	15,078
Total Expenses Before Reimbursement	588,942

Less:
Reimbursement from adviser	(208,507)
Custody earnings credit	(179)
Total Net Expenses	380,256
Net Investment Income/(Loss)	1,632,972
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments	5,215
Net Realized and Unrealized Gains/(Losses)	5,215

Net Increase/(Decrease) in Net Assets Resulting From Operations	$1,638,187

The accompanying Notes to the Financial Statements are an integral part of this schedule.

Thrivent Financial Securities Lending Trust

Statement of Changes in Net Assets

	Securities Lending Trust
For the periods ended	10/31/2010	10/31/2009
Operations
Net investment income/(loss)	$1,632,972	$12,539,788
Net realized gains/(losses)	5,215	50,411
Net Change in Net Assets Resulting From Operations	1,638,187	12,590,199
Distributions to Shareholders
From net investment income	(1,632,972)	(12,539,788)
From net realized gains	(50,410)	(78,524)
Total Distributions to Shareholders	(1,683,382)	(12,618,312)

Capital Stock Transactions
Sold	7,406,733,557	8,420,471,780
Redeemed	(7,373,984,449)	(10,135,645,565)
Capital Stock Transactions	32,749,108	(1,715,173,785)

Net Increase/(Decrease) in Net Assets	32,703,913	(1,715,201,898)
Net Assets, Beginning of Period	746,696,850	2,461,898,748
Net Assets, End of Period	$779,400,763	$746,696,850
Accumulated undistributed net investment income/(loss)	$–	$–

Capital Stock Share Transactions
Sold	7,406,733,557	8,420,471,780
Redeemed	(7,373,984,449)	(10,135,645,565)

Total Capital Stock Share Transactions	32,749,108	(1,715,173,785)

The accompanying Notes to the Financial Statements are an integral part of this schedule.

Thrivent Financial Securities Lending Trust

Notes to Financial Statements

As of October 31, 2010

(1) ORGANIZATION

Thrivent Financial Securities Lending Trust (the “Trust”) was organized as a Massachusetts Business Trust on August 4, 2004 and is registered as an open-end management investment company under the Investment Company Act of 1940. The Trust commenced operations on September 16, 2004. All transactions in the Trust are with affiliates of the Trust.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide general damage clauses. The Trust’s maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects the risk of loss to be remote.

(2) SIGNIFICANT ACCOUNTING POLICIES

(A) Valuation of Investments – Securities are valued on the basis of amortized cost (which approximates value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. Investments in open-ended mutual funds are valued at their net asset value at the close of each business day. The Trust’s investment adviser Thrivent Financial for Lutherans (“Thrivent Financial” or the “Adviser”), follows procedures designed to maintain a constant net asset value of $1.00 per share.

Financial Accounting Standards Board (FASB) guidelines require increased fair value disclosure intended to improve the consistency and comparability of fair value measurements used in financial reporting. The guidelines define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value requirements. Various inputs are summarized in three broad levels: Level 1 includes quoted prices in active markets for identical securities, typically categorized in this level are U.S. equity securities, futures and options; Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically categorized in this level are fixed income securities, international securities, swaps and forward contracts; and Level 3 includes significant unobservable inputs such as the Fund’s own assumptions and broker evaluations in determining the fair value of investments.

(B) Federal Income Taxes – The Trust intends to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. The Trust, accordingly, anticipates paying no Federal income taxes and no Federal income tax provision was recorded.

U.S. Generally Accepted Accounting Principles (“GAAP”) requires management of the Trust to make additional tax disclosures with respect to the tax effects of certain income tax positions, whether those positions were taken on previously filed tax returns or are expected to be taken on future returns. These positions must meet a “more likely than not” standard that, based on the technical merits of the position, would have a greater than 50 percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the more-likely-than-not recognition threshold, management of the Trust must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.

Management of the Trust analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions. Open tax years are those that are open for examination by taxing authorities. Major jurisdictions for the Trust include U.S. Federal, Minnesota, Wisconsin, and Massachusetts as well as certain foreign countries. As of October 31, 2010, open U.S. Federal, Minnesota, Wisconsin, and Massachusetts tax years include the tax years ended October 31, 2007, through 2010. Additionally, as of October 31, 2010, the tax year ended October 31, 2006, is open for Wisconsin. The Trust has no examinations in progress and none are expected at this time.

As of October 31, 2010, management of the Trust has reviewed all open tax years and major jurisdictions and concluded that there is no effect to the Trust’s tax liability, financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits related to uncertain income tax positions taken or expected to be taken in future tax returns. The Trust is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

(C) Custody Earnings Credit – The Trust has a deposit arrangement with the custodian whereby interest earned on uninvested cash balances is used to pay a portion of custodian fees. This deposit arrangement is an alternative to overnight investments.

(D) Distributions to Shareholders – Net investment income is distributed to each shareholder as a dividend. Dividends from the Trust are declared daily and distributed monthly. Net realized gains from securities transactions, if any, are distributed at least annually after the close of the fiscal year.

(E) Repurchase Agreements – The Trust may engage in repurchase agreement transactions in pursuit of its investment objective. A repurchase agreement consists of a purchase and a simultaneous agreement to resell an investment for later delivery at an agreed upon price and rate of interest. The Trust must take possession of collateral either

Thrivent Financial Securities Lending Trust

Notes to Financial Statements

As of October 31, 2010

directly or through a third-party custodian. If the original seller of a security subject to a repurchase agreement fails to repurchase the security at the agreed upon time, the Trust could incur a loss due to a drop in the market value of the security during the time it takes the Trust to either sell the security or take action to enforce the original seller’s agreement to repurchase the security. Also, if a defaulting original seller filed for bankruptcy or became insolvent, disposition of such security might be delayed by pending legal action. The Trust may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers that are found by the Adviser to be creditworthy. During the year ended October 31, 2010, the Trust engaged in this type of investment.

(F) Accounting Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

(G) Other – For financial statement purposes, investment security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discount and premium are amortized over the life of the respective securities on the interest method. Realized gains or losses on sales are determined on a specific cost identification basis. GAAP requires permanent financial reporting and tax differences to be reclassified to trust capital. No reclassifications were necessary at October 31, 2010.

(3) FEES AND COMPENSATION PAID TO AFFILIATES

(A) Investment Advisory Fees – The Trust pays Thrivent Financial a fee for its advisory services. The annual rate of fees under the Investment Advisory Agreement is calculated at 0.045% of the average daily net assets of the Trust.

The Adviser has agreed to voluntarily reimburse the Trust for all expenses in excess of 0.05% of average daily net assets. This voluntary expense reimbursement may be discontinued at any time.

(B) Other Fees – The Trust has entered into an administration and accounting services agreement with Thrivent Financial pursuant to which Thrivent Financial provides certain administrative and accounting personnel and services. For the year ended October 31, 2010, Thrivent Financial received aggregate fees for administrative and accounting personnel and services of $90,000 from the Trust.

Each Trustee who is not affiliated with the Adviser receives an annual fee from the Trust for services as a Trustee and is eligible to participate in a deferred compensation plan with respect to these fees. Each participant’s deferred compensation account will increase or decrease as if it were invested in shares of a particular series of Thrivent Mutual Funds.

Trustees not participating in the above plan received $3,616 in fees from the Trust for the year ended October 31, 2010. In addition, the Trust reimbursed unaffiliated Trustees for reasonable expenses incurred in relation to attendance at the meetings.

Certain officers and non-independent trustees of the Trust are employed at Thrivent Financial for Lutherans and receive no compensation from the Trust.

(C) Indirect Expenses – The Trust may invest in other mutual funds. Fees and expenses of those underlying funds are not included in the Trust’s expense ratio. The Trust indirectly bears its proportionate share of the annualized weighted average expense ratio for the underlying funds in which it invests.

(4) FEDERAL INCOME TAX INFORMATION

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

During the year ended October 31, 2010, and the year ended October 31, 2009, the Trust distributed $1,683,382 and $12,618,312 from ordinary income, respectively. At October 31, 2010, undistributed ordinary income for tax purposes was $13,818.

(5) SUBSEQUENT EVENTS

Management of the Trust has evaluated the impact of subsequent events, and, except as already included in the Notes to Financial Statements, has determined that no additional items require disclosure.

Thrivent Financial Securities Lending Trust

Financial Highlights

FOR A SHARE OUSTANDING THROUGHOUT EACH PERIOD*

		Income from Investment Operations			Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
SECURITIES LENDING TRUST
Year Ended 10/31/2010	$1.00	$–	$–	$–	$–	$–
Year Ended 10/31/2009	1.00	0.01	–	0.01	(0.01)	–
Year Ended 10/31/2008	1.00	0.03	–	0.03	(0.03)	–
Year Ended 10/31/2007	1.00	0.05	–	0.05	(0.05)	–
Year Ended 10/31/2006	1.00	0.05	–	0.05	(0.05)	–

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.

*	All per share amounts have been rounded to the nearest cent.

The accompanying Notes to the Financial Statements are an integral part of this schedule.

Thrivent Financial Securities Lending Trust

Financial Highlights—continued

RATIOS / SUPPLEMENTAL DATA

				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate
$–	$1.00	0.22%	$779.4	0.05%	0.21%	0.08%	0.19%	N/A
(0.01)	1.00	0.76%	746.7	0.05%	0.92%	0.06%	0.91%	N/A
(0.03)	1.00	3.38%	2,461.9	0.05%	3.36%	0.05%	3.36%	N/A
(0.05)	1.00	5.46%	5,051.1	0.05%	5.33%	0.05%	5.33%	N/A
(0.05)	1.00	4.93%	4,121.0	0.05%	4.82%	0.05%	4.82%	N/A

(b) Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.

**	Computed on an annualized basis for periods less than one year.

The accompanying Notes to the Financial Statements are an integral part of this schedule.

Additional Information

(unaudited)

PROXY VOTING

The policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities are attached to the Trust’s Statement of Additional Information. You may request a free copy of the Statement of Additional Information or the report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 by calling 1-800-847-4836. You also may review the Statement of Additional Information or the report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 at www.sec.gov.

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

The Trust files its Schedule of Portfolio Holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. You may request a free copy of the Trust’s Forms N-Q by calling 1-800-847-4836. The Trust’s Forms N-Q also are available at www.sec.gov. You also may review and copy the Forms N-Q for the Trust at the SEC’s Public Reference Room in Washington, DC. You may get information about the operation of the Public Reference Room by calling 1-800-SEC-0330.

Board of Trustees and Officers

The following table provides information about the Trustees and Officers of the Trust. In addition to serving as a Trustee of the Trust, each Trustee also serves as:

•

Director of Thrivent Series Fund, Inc., a registered investment company consisting of 41 portfolios that serve as underlying funds for variable contracts issued by Thrivent Financial for Lutherans (“Thrivent Financial”) and Thrivent Life Insurance Company and investment options in the retirement plan offered by Thrivent Financial; and

•	Trustee of Thrivent Mutual Funds, a registered investment company consisting of 26 series.

The 26 series of the Trust, the 41 portfolios of Thrivent Series Fund, Inc. and Thrivent Financial Securities Lending Trust are referred to herein as the “Fund Complex.” The Statement of Additional Information includes additional information about the Trustees and is available, without charge, by calling 1-800-847-4836.

Interested Trustee (1)

Name, Address and Age	Position with Trust and Length of Service (2)	Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation During the Past 5 Years	Other Directorships Held Currently and Within Past 5 Years
Russell W. Swansen 625 Fourth Avenue South Minneapolis, MN Age 53	President since 2008; Trustee since 2009	68	Senior Vice President, Chief Investment Officer, Thrivent Financial since 2003	None

Independent Trustees (3)

Name, Address and Age	Position with Trust and Length of Service (2)	Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation During the Past 5 Years	Other Directorships Held Currently and Within Past 5 Years
F. Gregory Campbell 625 Fourth Avenue South Minneapolis, MN Age 70	Trustee since 2004	68	President, Carthage College	Currently, Director of Optique Funds, Inc., an investment company consisting of one portfolio; Kenosha Hospital and Medical Center, Prairie School Board and United Health Systems Board. Previously, Director of the National Association of Independent Colleges and Universities.

Board of Trustees and Officers

Name, Address and Age	Position with Trust and Length of Service (2)	Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation During the Past 5 Years	Other Directorships Held Currently and Within Past 5 Years

Noel K. Estenson 625 Fourth Avenue South Minneapolis, MN Age 71	Trustee from 2004 until December 2010	68	Retired	None

Richard L. Gady 625 Fourth Avenue South Minneapolis, MN Age 67	Trustee since 2004	68	Retired; previously Vice President, Public Affairs and Chief Economist, ConAgra, Inc. (agribusiness)	Previously, Director of the International Agricultural Marketing Association

Richard A. Hauser 625 Fourth Avenue South Minneapolis, MN Age 67	Trustee since 2004	68	Vice President and Assistant General Counsel, Boeing Company since 2007; President, National Legal Center for the Public Interest from 2004 to 2007	Previously, Director of Washington Hospital Center

Paul R. Laubscher 625 Fourth Avenue South Minneapolis, MN Age 54	Trustee since 2009	68	Portfolio Manager for U.S. and international equity portfolios and private real estate portfolios of IBM Retirement Funds	None

Connie M. Levi 625 Fourth Avenue South Minneapolis, MN Age 71	Chairperson since 2009; Trustee since 2004	68	Retired	Previously, Director of Norstan, Inc.

Douglas D. Sims 625 Fourth Avenue South Minneapolis, MN Age 64	Trustee since 2006	68	Retired; previously Chief Executive Officer of CoBank from 1994 to 2006	Currently, Director of Keystone Neighbourhood Company, Keystone Center and Keystone Science School. Previously, Director of the Center for Corporate Excellence

Board of Trustees and Officers

Name, Address and Age	Position with Trust and Length of Service (2)	Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation During the Past 5 Years	Other Directorships Held Currently and Within Past 5 Years

Constance L. Souders 625 Fourth Avenue South Minneapolis, MN Age 60	Trustee since 2007	68

Retired; previously Director from 1983 to 2007, Executive Vice President from 2001 to 2007 and AML Compliance Officer from 2003 to 2007 of Harbor Capital Advisors, Inc.; Director from 1992 to 2007, President from 2000 to 2007 and AML Compliance Officer from 2003 to 2007 of Harbor Services Group, Inc.; Director from 1992 to 2007, Executive Vice President from 2001 to 2007, Chief Compliance Officer from 2004 to 2007, AML Compliance Officer from 2003 to 2007, Supervisory Registered Principal from 2000 to 2007, of Harbor Funds Distributors, Inc.; Vice President from 2000 to 2007 of Harbor Funds

				None

Board of Trustees and Officers

Executive Officers

Name, Address and Age	Position with Trust and Length of Service (2)	Principal Occupation During the Past 5 Years
Russell W. Swansen 625 Fourth Avenue South Minneapolis, MN Age 53	President since 2008; previously, Vice President since 2004	Senior Vice President, Chief Investment Officer, Thrivent Financial since 2003

David S. Royal 625 Fourth Avenue South Minneapolis, MN Age 39	Secretary and Chief Legal Officer since 2006

Vice President and Managing Counsel, since 2006 and Interim Investment Adviser Chief Compliance Officer from May 2010 until December 2010, Thrivent Financial; Partner, Kirkland & Ellis LLP from 2004 to 2006

Gerard V. Vaillancourt 625 Fourth Avenue South Minneapolis, MN Age 43	Treasurer and Principal Accounting Officer since 2005	Vice President, Mutual Fund Accounting Thrivent Financial since 2006, Head of Mutual Fund Accounting, Thrivent Financial from 2005 to 2006

Janice M. Guimond 625 Fourth Avenue South Minneapolis, MN Age 46	Vice President since 2005	Vice President, Investment Operations, Thrivent Financial since 2004

Karl D. Anderson 625 Fourth Avenue South Minneapolis, MN Age 49	Vice President since 2006	Vice President, Products, Thrivent Financial since 2005

Brian W. Picard 4321 North Ballard Road Appleton, WI Age 40	Vice President Anti- Money Laundering Officer since 2006

Director, Product Compliance and Systems Support, Thrivent Financial since 2010; Director, Business Control Services, Thrivent Financial from 2006 to 2010; Manager of Field and Securities Compliance, Thrivent Financial from 2002 to 2006

Mark D. Anema 625 Fourth Avenue South Minneapolis, MN Age 49	Assistant Vice President since 2007	Vice President, Accumulation and Retirement Income Solutions, Thrivent Financial since 2007; Vice President, Strategic Planning, Thrivent Financial from 2004 to 2007

James M. Odland 625 Fourth Avenue South Minneapolis, MN Age 55	Assistant Secretary since 2006	Vice President and Managing Counsel, Thrivent Financial since 2005

Rebecca A. Paulzine 625 Fourth Avenue South Minneapolis, MN Age 31	Assistant Secretary since 2010	Counsel, Thrivent Financial since January 2010; Associate, Faegre & Benson LLP from 2005 to December 2009

John L. Sullivan 625 Fourth Avenue South Minneapolis, MN Age 39	Assistant Secretary since 2007	Senior Counsel, Thrivent Financial since 2007; Senior Counsel, Division of Investment Management of the SEC from 2000 to 2007

Todd J. Kelly 4321 North Ballard Road Appleton, WI Age 41	Assistant Treasurer since 2004	Director, Fund Accounting Operations, Thrivent Financial since 2003

Board of Trustees and Officers

Name, Address and Age	Position with Trust and Length of Service (2)	Principal Occupation During the Past 5 Years
Sarah L. Bergstrom 625 Fourth Avenue South Minneapolis, MN Age 33	Assistant Treasurer since 2007	Director, Fund Accounting Administration, Thrivent Financial since 2007; Manager, Fund Accounting Administration, Thrivent Financial from 2005 to 2007

(1)	“Interested person” of the Trust as defined in the Investment Company Act of 1940 by virtue of positions with Thrivent Financial. Mr. Swansen is considered an interested person because of his principal occupation with Thrivent Financial.

(2)	Each Trustee generally serves an indefinite term until her or his successor is duly elected and qualified. Officers serve at the discretion of the board until their successors are duly appointed and qualified.

(3)	The Trustees other than Mr. Swansen are not “interested persons” of the Trust and are referred to as “Independent Trustees.”

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

This report is submitted for the information of shareholders of

Thrivent Financial Securities Lending Trust. It is not authorized for distribution to prospective investors unless preceded or accompanied by the current prospectus for Thrivent Financial

Securities Lending Trust, which contains more complete

information about the Trust, including investment policies,

charges and expenses.

Item 2.	Code of Ethics

As of the end of the period covered by this report, registrant has adopted a code of ethics (as defined in Item 2 of Form N-CSR) applicable to registrant’s Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. No waivers were granted to such code of ethics during the period covered by this report. A copy of this code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert

Registrant’s Board of Trustees has determined that Constance L. Souders, an independent trustee, is the Audit Committee Financial Expert.

Item 4.	Principal Accountant Fees and Services

(a)	Audit Fees

The aggregate fees billed by registrant’s independent public accountants, PricewaterhouseCoopers LLP (“PwC”), for each of the last two fiscal years for professional services rendered in connection with the audit of registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $13,888 for the year ended October 31, 2009 and $13,888 for the year ended October 31, 2010.

(b)	Audit-Related Fees

The aggregate fees PwC billed to registrant for each of the last two fiscal years for assurance and other services that are reasonably related to the performance of registrant’s audit and are not reported under Item 4(a) were $0 for the year ended October 31, 2009 and $0 for the year ended October 31, 2010. The aggregate fees PwC billed to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for assurance and other services directly related to the operations and financial reporting of registrant were $0 for the year ended October 31, 2009 and $0 for the year ended October 31, 2010.

(c)	Tax Fees

The aggregate tax fees PwC billed to registrant for each of the last two fiscal years for tax compliance, tax advice and tax planning services were $4,730 for the year ended October 31, 2009 and $4,730 for the year ended October 31, 2010. The aggregate tax fees PwC billed to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for services directly related to the operations and financial reporting of registrant were $0 for the year ended October 31, 2009 and $0 for the year ended October 31, 2010.

(d)	All Other Fees

The aggregate fees PwC billed to registrant for each of the last two fiscal years for products and services provided, other than the services reported in paragraphs (a) through (c) of this item, were $0 for the years ended October 31, 2009 and October 31, 2010. The aggregate fees PwC billed to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for products and services provided, other than the services reported in paragraphs (a) through (c) of this item, were $1,500 for the years ended October 31, 2009 and October 31, 2010. These payments were for access to a PwC-sponsored online library that provides interpretive guidance regarding U.S. and foreign accounting standards. These $1,500 figures are also reported in response to item 4(g) below.

(e)	Registrant’s audit committee charter, adopted in February 2010, provides that the audit committee (comprised of the independent Trustees of registrant) is responsible for pre-approval of all auditing services performed for the registrant. The audit committee also is responsible for pre-approval (subject to the de minimis exceptions for non-audit services described in Section 10A(i)(1)(B) of the Securities Exchange Act of 1934) of all non-auditing services performed for the registrant or an affiliate of registrant. In addition, registrant’s audit committee charter permits a designated member of the audit committee to pre-approve, between meetings, one or more audit or non-audit service projects, subject to an expense limit and notification to the audit committee at the next committee meeting. Registrant’s audit committee pre-approved all fees described above that PwC billed to registrant.

(f)	Less than 50% of the hours billed by PwC for auditing services to registrant for the fiscal year ended October 31, 2010 was for work performed by persons other than full-time permanent employees of PwC.

(g)	The aggregate non-audit fees billed by PwC to registrant and to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for the fiscal years ending October 31, 2009 and October 31, 2010 were $1,500 and $1,500 respectively. These $1,500 figures are also reported in response to item 4(d) above.

(h)	Registrant’s audit committee has considered the non-audit services provided to the registrant and registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser as described above and determined that these services do not compromise PwC’s independence.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

(a) Registrant’s Schedule of Investments is included in the report to shareholders filed under Item 1.

(b) Not applicable to this filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of trustees.

Item 11.	Controls and Procedures

(a)(i) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a) The code of ethics pursuant to Item 2 is attached hereto.

(b) Certifications pursuant to Rules 30a-2(a) and 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: December 29, 2010	THRIVENT FINANCIAL SECURITIES LENDING TRUST

	By:	/S/ RUSSELL W. SWANSEN
Russell W. Swansen President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: December 29, 2010	By:	/S/ RUSSELL W. SWANSEN
Russell W. Swansen President

Date: December 29, 2010	By:	/S/ GERARD V. VAILLANCOURT
Gerard V. Vaillancourt Treasurer